Business Combination - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Goodwill					¥ 4,625,115		$ 725,781			¥ 0
Shenzhen Yunfan [Member]
Percentage of equity interests acquired			100.00%	100.00%
Cash consideration paid			¥ 126,400	$ 19,835
Business combination intangible assets acquired					77,000		12,083
Goodwill					48,814		7,660
Business Combination Recognized Identifiable Net Assets					586		92
Beijing Yunshu [Member]
Percentage of equity interests acquired								86.21%	86.21%
Contingent consideration payable								¥ 7,034	$ 1,104
Camelot Group [Member]
Cash consideration paid	¥ 751,974	$ 118,001
Goodwill					4,561,033		$ 715,725
Consideration paid	5,290,553	830,203			¥ 5,290,553	$ 830,203
Equity settled consideration	¥ 4,538,579	$ 712,202